OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Payables And Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS	OTHER PAYABLES AND ACCRUALS

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Accrued payroll	30,974	21,892
Accrued expense	71,462	127,390
Other payables	11,944	10,960
Payable for Collaboration Assets	16,338	22,852
Other tax payables	2,084	1,015
	132,802	184,109
Other payables are non-interest-bearing and repayable on demand.
As at December 31, 2023 and 2022, amounts due to the Company’s related parties, included in the Company’s other payables, were $0.9 million and $2.5 million, respectively (note 30).